Document and Entity Information	May 18, 2022
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	May 18, 2022
Entity Registrant Name	Bakkt Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39544
Entity Tax Identification Number	98-1550750
Entity Address, Address Line One	10000 Avalon Boulevard
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Alpharetta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30009
City Area Code	678
Local Phone Number	534-5849
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by Bakkt Holdings, Inc. (the “Company”) with the Securities and Exchange Commission on May 20, 2022 (the “Original Report”), regarding the appointment of Karen Alexander as the Company’s Interim Chief Financial Officer and interim Principal Financial Officer. This Amendment updates certain disclosures in the Original Report to provide information relating to Ms. Alexander’s compensation, which was determined after the filing of the Original Report. Except as set forth herein, this Amendment does not amend, modify or update the disclosure contained in the Original Report.
Entity Central Index Key	0001820302
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BKKT
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Class A Common Stock
Trading Symbol	BKKT WS
Security Exchange Name	NYSE